Annual Total Returns[BarChart] - ProShares Short Financials - None	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	(17.42%)	1.94%	(23.98%)	(27.49%)	(14.38%)	(3.58%)	(17.58%)	(17.02%)	9.66%	(23.18%)